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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2006 (UNAUDITED)


                                                                       PRINCIPAL
                                                                          AMOUNT                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.0%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.4%
Alabama Public School & College
Authority (Series D)
5.75%                                     08/01/13                        $5,000                           $   5,364  (c)
Alabama Water Pollution Control
Authority (Series A) (AMBAC Insured)
4.75%                                     08/15/21                         5,000                               5,043  (c,g)
City of Birmingham (Series C)
5.25%                                     05/01/17                         3,395                               3,678
City of Birmingham AL (Series B)
5.25%                                     06/01/24                           205                                 216
5.25%                                     06/01/24                         2,035                               2,139  (f)
Montgomery BMC Special Care Facilities
Financing Authority (Series A) (MBIA
Insured)
4.58%                                     11/15/20                         8,375                               8,576  (f,g)
                                                                                                              25,016

ALASKA - 0.5%
City of Anchorage AK (MBIA Insured)
6.50%                                     12/01/10                         2,825                               3,137  (c,g)
State of Alaska (Series D) (MBIA Insured)
5.00%                                     10/01/25                         5,000                               5,332  (g)
                                                                                                               8,469

ARIZONA - 2.1%
Arizona State Transportation Board
(Series A)
6.00%                                     07/01/08                         5,000                               5,208  (c)
Arizona State University (FSA Insured)
5.25%                                     07/01/15                         5,000                               5,430  (c,g)
City of Scottsdale AZ
5.00%                                     07/01/24                         5,000                               5,192  (f)
Maricopa County Industrial Development
Authority
5.50%                                     07/01/26                         7,500                               7,975
Maricopa County Stadium District (AMBAC
Insured)
5.38%                                     06/01/16                         2,145                               2,338  (g)
Northern Arizona University (FGIC
Insured)
5.50%                                     06/01/34                         2,000                               2,185  (g)
Phoenix Civic Improvement Corp. (FGIC
Insured)
5.50%                                     07/01/23 - 07/01/24              7,260                               8,570  (g)
                                                                                                              36,898

CALIFORNIA - 6.2%
Acalanes Union High School District
(FGIC Insured)
0.01%                                     08/01/21                         5,815                               2,864  (b,c,g)
Bay Area Toll Authority (Series F)
5.00%                                     04/01/31                        10,000                              10,565
California Health Facilities Financing
Authority (Series A)
5.25%                                     04/01/39                         5,000                               5,311
Coast Community College District (FSA
Insured)
0.00%                                     08/01/33                         8,750                               6,554  (b,g)
Desert Community College District
(Series A) (MBIA Insured)
5.00%                                     08/01/29                        11,300                              12,402  (f,g)
Marin Community College District (Series
A) (MBIA Insured)
5.00%                                     08/01/27 - 08/01/28             11,340                              12,011  (g)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                     11/01/16 - 11/01/17             13,800                              15,028  (g)
Sacramento City Financing Authority
(AMBAC Insured)
5.38%                                     11/01/14                        12,725                              13,822  (g)
San Diego Unified School District
(Series E) (FSA Insured)
5.25%                                     07/01/17 - 07/01/19              8,795                               9,704  (g)
State of California
5.00%                                     03/01/32                        15,000                              15,698
University of California (Series A)
(AMBAC Insured)
5.00%                                     05/15/34                         6,000                               6,260  (g)
                                                                                                             110,219

COLORADO - 2.3%
City of Colorado Springs (Series A)
(MBIA Insured)
5.38%                                     11/15/26                        10,000                              10,184  (g)
Colorado Health Facilities Authority
5.00%                                     03/01/25                         5,000                               5,138
Colorado Water Resources & Power
Development Authority (Series A)
5.25%                                     09/01/17 - 09/01/18              5,880                               6,348
E-470 Public Highway Authority (Series A)
(MBIA Insured)
5.00%                                     09/01/26                         4,280                               4,364  (g)
5.75%                                     09/01/35                         4,000                               4,363  (g)
University of Colorado Hospital
Authority (Series A)
5.25%                                     11/15/39                         9,000                               9,450
                                                                                                              39,847

CONNECTICUT - 4.8%
City of Stamford CT
5.25%                                     07/15/11                         3,450                               3,556
5.25%                                     07/15/11                         2,670                               2,750  (f)
City of Stamford CT (Series A)
4.60%                                     08/01/14                         2,235                               2,278  (f)
4.70%                                     08/01/15                         1,635                               1,670  (f)
Connecticut State Clean Water Fund
4.88%                                     09/01/19                         5,335                               5,581  (f)
Connecticut State Health & Educational
Facility Authority (Series Y)
5.00%                                     07/01/35                         6,000                               6,348
Mashantucket Western Pequot Tribe
(Series B)
5.70%                                     09/01/12                         2,500                               2,591  (a)
5.75%                                     09/01/18                         9,500                               9,829  (a)
South Central Regional Water Authority
Water System Revenue (MBIA Insured)
5.00%                                     08/01/27                         6,755                               7,158  (g)
State of Connecticut (MBIA Insured)
6.00%                                     10/01/09                         5,250                               5,623  (g)
State of Connecticut (Series A)
5.25%                                     03/15/14                         3,175                               3,282
State of Connecticut (Series B)
5.25%                                     11/01/06 - 11/01/07             12,345                              12,466
State of Connecticut (Series C)
5.25%                                     10/15/13                         1,250                               1,303  (f)
State of Connecticut (Series D)
5.50%                                     12/01/07 - 12/01/08             19,665                              20,210
5.50%                                     12/01/07                            75                                  77  (e)
5.50%                                     12/01/08                           200                                 206  (f)
                                                                                                              84,928

DELAWARE - 0.1%
State of Delaware
5.25%                                     04/01/14                         1,770                               1,869  (f)

DISTRICT OF COLUMBIA - 1.6%
District of Columbia (MBIA Insured)
5.25%                                     06/01/27                         6,600                               6,832  (g)
5.25%                                     06/01/27                         2,065                               2,142  (f,g)
5.75%                                     09/15/20                         5,000                               5,333  (g)
District of Columbia (Series A) (FSA
Insured)
5.00%                                     06/01/27                         5,000                               5,280  (g)
District of Columbia (Series A) (MBIA
Insured)
5.25%                                     06/01/27                         1,335                               1,385  (f,g)
District of Columbia (Series B) (FSA
Insured)
5.25%                                     06/01/26                         6,900                               7,154  (g)
                                                                                                              28,126

FLORIDA - 3.4%
Brevard County Health Facilities
Authority
5.00%                                     04/01/34                         6,000                               6,225
Florida State Board of Education (Series B)
5.38%                                     06/01/16                        10,000                              10,972
4.50%                                     06/01/21                         5,000                               5,057
Halifax Hospital Medical Center (Series A)
5.00%                                     06/01/38                         8,300                               8,552
Hillsborough County Industrial
Development Authority
5.00%                                     10/01/36                         2,500                               2,587
5.25%                                     10/01/41                         1,250                               1,323
Hillsborough County Industrial
Development Authority (Series A)
5.00%                                     10/01/18                         5,000                               5,200
5.25%                                     10/01/24                         5,500                               5,847
Hillsborough County Industrial
Development Authority (Series B)
5.25%                                     10/01/15                         5,130                               5,463
North Broward Hospital District
5.70%                                     01/15/16                         1,915                               2,047
South Miami Health Facilities Authority
5.25%                                     11/15/33                         6,380                               6,687
                                                                                                              59,960

GEORGIA - 4.9%
City of Atlanta GA (FSA Insured)
5.75%                                     11/01/27                         5,000                               6,157  (c,g)
City of Atlanta GA (Series B) (FSA
Insured)
5.25%                                     01/01/33                         4,000                               4,286  (c,g)
City of Augusta GA (FSA Insured)
5.25%                                     10/01/34                         8,500                               9,209  (c,g)
County of Fulton GA (FGIC Insured)
5.00%                                     01/01/30                         5,000                               5,257  (g)
5.25%                                     01/01/35                        10,500                              11,290  (g)
De Kalb County GA
5.00%                                     10/01/28                         6,500                               6,829  (f)
De Kalb County Ga (Series B) (FSA
Insured)
5.25%                                     10/01/32                        15,000                              17,051  (g)
Fayette County School District (FSA
Insured)
0.01%                                     03/01/22 - 03/01/23              4,810                               4,097  (b,g)
Henry County Hospital Authority (MBIA
Insured)
5.00%                                     07/01/24                         1,865                               1,989  (g)
Marietta Development Authority
5.00%                                     09/15/29                         2,365                               2,468
Private Colleges & Universities Authority
5.25%                                     06/01/18 - 06/01/20              5,250                               5,634
Private Colleges & Universities
Authority (Series A)
6.00%                                     06/01/21                         2,410                               2,575
Private Colleges & Universities
Facilities Authority (MBIA Insured)
6.50%                                     11/01/15                         4,010                               4,703  (e,g)
State of Georgia (Series C)
6.50%                                     04/01/08                         2,805                               2,927
6.50%                                     04/01/08                            15                                  16  (e)
State of Georgia (Series D)
6.50%                                     08/01/08                         2,500                               2,631
                                                                                                              87,119

HAWAII - 0.6%
City & County of Honolulu HI (Series A)
6.00%                                     01/01/12                         1,265                               1,405
City & County of Honolulu HI (Series A)
6.00%                                     01/01/12                           735                                 819  (e)
State of Hawaii (FSA Insured)
5.25%                                     07/01/16                         1,330                               1,444  (f,g)
5.75%                                     02/01/14                         6,500                               7,348  (g)
                                                                                                              11,016

IDAHO - 1.1%
Idaho Housing & Finance Assoc. (MBIA
Insured)
5.00%                                     07/15/22 - 07/15/24             18,640                              20,095  (g)

ILLINOIS - 3.2%
County of Cook IL (Series C) (AMBAC
Insured)
5.50%                                     11/15/26                        10,000                              11,040  (f,g)
Illinois Educational Facilities
Authority (Series A) (AMBAC Insured)
5.70%                                     07/01/24                        10,000                              10,338  (f,g)
Illinois Finance Authority
5.00%                                     12/01/42                         5,000                               5,209
Illinois Finance Authority (Series A)
5.50%                                     08/15/43                         5,000                               5,452
Illinois Health Facilities Authority
6.13%                                     11/15/22                         3,500                               3,843  (f)
Metropolitan Pier & Exposition Authority
(MBIA Insured)
0.00%                                     06/15/22                         4,505                               3,012  (b,g)
1.00%                                     06/15/19                         4,000                               3,335  (b,g)
Southwestern Illinois Development
Authority (MBIA Insured)
5.00%                                     10/01/21                         4,000                               4,438  (g)
University of Illinois (Series B) (FGIC
Insured)
5.25%                                     04/01/32                         8,500                               9,029  (g)
                                                                                                              55,696

INDIANA - 2.5%
Delaware County Hospital Authority
5.25%                                     08/01/36                         3,250                               3,376
Indiana Health & Educational Facilities
Finance Authority (Series A)
5.25%                                     02/15/40                        10,000                              10,583
Indiana Health Facility Financing
Authority (Series A) (AMBAC Insured)
5.38%                                     03/01/34                         5,500                               5,911  (g)
Indiana Transportation Finance Authority
5.50%                                     12/01/20                         5,000                               5,366  (f)
Indiana Transportation Finance Authority
(Series A) (AMBAC Insured)
5.00%                                     11/01/12 - 11/01/16             16,555                              16,905  (f,g)
Indianapolis Local Public Improvement
Bond Bank (Series A)
6.00%                                     01/01/15                         2,425                               2,628  (f)
                                                                                                              44,769

KANSAS - 0.3%
University of Kansas Hospital Authority
5.63%                                     09/01/32                         4,150                               4,443

KENTUCKY - 1.8%
Kentucky Turnpike Authority (Series B)
(AMBAC Insured)
5.00%                                     07/01/26                         5,000                               5,358  (g)
Louisville & Jefferson County
Metropolitan Government
5.25%                                     10/01/36                        20,000                              21,048
University of Kentucky (Series Q) (FGIC
Insured)
5.25%                                     05/01/20                         4,545                               4,804  (f,g)
                                                                                                              31,210

LOUISIANA - 1.1%
Louisiana Public Facilities Authority
(MBIA Insured)
5.25%                                     07/01/33                        10,925                              11,631  (g)
Louisiana Public Facilities Authority
(Series A) (MBIA Insured)
5.38%                                     05/15/16                         7,870                               8,526  (g)
                                                                                                              20,157

MAINE - 1.9%
Maine Health & Higher Educational
Facilities Authority (Series A) (MBIA
Insured)
5.00%                                     07/01/29                        10,300                              10,858  (g)
Maine Health & Higher Educational
Facilities Authority (Series B) (AMBAC
Insured)
5.00%                                     07/01/36                         8,000                               8,448  (g)
Maine Health & Higher Educational
Facilities Authority (Series C)
5.13%                                     07/01/31                         5,000                               5,234
Maine Health & Higher Educational
Facilities Authority (Series D) (FSA
Insured)
5.50%                                     07/01/23                            55                                  55  (g)
Maine Municipal Bond Bank (Series B)
5.50%                                     11/01/21                         3,325                               3,580
Maine Municipal Bond Bank (Series C)
(FSA Insured)
5.35%                                     11/01/18                         5,310                               5,555  (f,g)
                                                                                                              33,730

MARYLAND - 1.7%
County of Prince Georges MD (Series A)
5.00%                                     10/01/22                         6,820                               7,288
Maryland State Health & Higher
Educational Facilities Authority
5.13%                                     11/15/34                         7,200                               7,610
State of Maryland
5.00%                                     10/15/11                         3,500                               3,572  (f)
University System of Maryland (Series A)
5.25%                                     04/01/17                        10,035                              10,827
                                                                                                              29,297

MASSACHUSETTS - 4.5%
Commonwealth of Massachusetts (Series B)
5.50%                                     11/01/08                        18,035                              18,743
Massachusetts Bay Transportation
Authority (Series A) (MBIA Insured)
4.75%                                     03/01/16                         4,500                               4,605  (g)
Massachusetts State Turnpike Authority
(Series B) (MBIA Insured)
5.13%                                     01/01/23 - 01/01/37             20,500                              20,946  (g)
Massachusetts State Water Pollution
Abatement (Series 6)
5.63%                                     08/01/18                           115                                 124
5.63%                                     08/01/18                         6,885                               7,454  (f)
Massachusetts State Water Resources
Authority (Series A)
6.50%                                     07/15/08 - 07/15/19             23,370                              26,690
                                                                                                              78,562

MICHIGAN - 2.9%
Detroit MI (Series A) (FSA Insured)
5.25%                                     07/01/21 - 07/01/22              4,545                               5,150  (g)
Detroit MI (Series A) (MBIA Insured)
5.00%                                     01/01/27                         7,145                               7,272  (g)
Detroit MI (Series D) (MBIA Insured)
5.00%                                     07/01/33                        10,000                              10,527  (g)
Grand Rapids MI (FGIC Insured)
5.25%                                     01/01/17                         3,000                               3,186  (g)
Kent Hospital Finance Authority (Series A)
5.25%                                     07/01/30                         7,845                               8,185
Michigan Municipal Bond Authority
5.25%                                     10/01/17                         6,465                               7,006
Michigan State Hospital Finance Authority
5.38%                                     12/01/30                         2,000                               2,122
Michigan State Trunk Line (Series A)
(MBIA Insured)
5.00%                                     11/01/26                         4,000                               4,124  (g)
Muskegon Heights Public Schools (MBIA
Insured)
5.00%                                     05/01/24                         2,650                               2,746  (f,g)
                                                                                                              50,318

MINNESOTA - 1.3%
City of Maple Grove MN
5.00%                                     09/01/35                         8,000                               8,285
City of Rochester MN
5.00%                                     11/15/36                         5,000                               5,241
Minneapolis & St. Paul Metropolitan
Airports Commission (Series A) (AMBAC
Insured)
5.00%                                     01/01/30                         8,500                               8,685  (g)
                                                                                                              22,211

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                     09/01/14                         7,500                               8,385

MISSOURI - 0.6%
Missouri Joint Municipal Electric
Utility Commission (Series A) (AMBAC
Insured)
5.00%                                     01/01/34                         5,000                               5,272  (g)
Missouri State Health & Educational
Facilities Authority
5.25%                                     05/15/23                         2,300                               2,434
6.00%                                     05/15/07                         2,340                               2,374
                                                                                                              10,080

MONTANA - 0.3%
City of Forsyth MT (AMBAC Insured)
4.65%                                     08/01/23                         5,000                               5,127  (g)

NEVADA - 1.0%
County of Clark NV
5.50%                                     07/01/20                         7,565                               8,066  (f)
County of Clark NV (MBIA Insured)
5.50%                                     07/01/30                         6,500                               6,942  (f,g)
Las Vegas Special Improvement District
No 707 (Series A) (FSA Insured)
5.55%                                     06/01/16                         1,845                               1,936  (g)
                                                                                                              16,944

NEW JERSEY - 8.4%
Cape May County Municipal Utilities
Authority (Series A) (FSA Insured)
5.75%                                     01/01/15 - 01/01/16              8,500                               9,754  (g)
Essex County Improvement Authority (FSA
Insured)
5.25%                                     12/15/17                        10,000                              10,925  (g)
New Jersey Economic Development Authority
5.75%                                     06/15/29                         3,000                               3,235
New Jersey State Educational Facilities
Authority
5.25%                                     07/01/32                         2,625                               2,734
New Jersey State Educational Facilities
Authority (Series A)
5.00%                                     07/01/30                         1,750                               1,861
New Jersey State Educational Facilities
Authority (Series B) (MBIA Insured)
5.00%                                     07/01/30                         8,500                               9,060  (g)
New Jersey State Educational Facilities
Authority (Series D)
5.25%                                     07/01/19                         4,000                               4,551
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                     01/01/16                         7,910                               9,243  (g)
6.50%                                     01/01/16 - 01/01/16             42,050                              49,318  (e,g)
New Jersey Transportation Trust Fund
Authority (FSA Insured)
5.75%                                     12/15/14                         4,610                               5,287  (e,g)
5.75%                                     12/15/14                         1,390                               1,581  (g)
New Jersey Transportation Trust Fund
Authority (Series C)
5.50%                                     06/15/19 - 06/15/24             31,280                              34,747  (f)
New Jersey Wastewater Treatment Trust
(Series C)
6.88%                                     06/15/08                         5,905                               6,228
                                                                                                             148,524

NEW MEXICO - 1.2%
Farmington NM
4.88%                                     04/01/33                        10,000                              10,252
New Mexico Hospital Equipment Loan
Council (Series A)
5.50%                                     08/01/25 - 08/01/30             10,750                              11,707  (f)
                                                                                                              21,959

NEW YORK - 7.7%
City of New York (Series B)
5.25%                                     08/01/13                         1,475                               1,507
5.25%                                     08/01/13                            25                                  26  (f)
City of New York NY (Series J)
5.00%                                     06/01/26 - 06/01/28             25,270                              26,671
New York City Industrial Development
Agency (AMBAC Insured)
5.00%                                     01/01/36 - 01/01/46              5,000                               5,281  (g)
New York City Industrial Development
Agency (FGIC Insured)
5.00%                                     03/01/46                         7,500                               7,870  (g)
New York City Industrial Development
Agency (MBIA Insured)
5.00%                                     03/01/36                         4,000                               4,234  (g)
New York City Municipal Water Finance
Authority
5.50%                                     06/15/33                         5,000                               5,390  (f)
New York City Transitional Finance
Authority
5.50%                                     11/01/19 - 05/01/25             19,070                              20,375  (f)
6.00%                                     11/15/19                         3,750                               4,100  (f)
New York City Transitional Finance
Authority (Series A)
5.30%                                     11/15/09                         1,000                               1,054  (e)
New York City Transitional Finance
Authority (Series B)
5.50%                                     11/15/11                         1,250                               1,343
6.00%                                     11/15/10 - 11/15/11              2,545                               2,782  (f)
New York City Transitional Finance
Authority (Series C)
5.50%                                     05/01/25                            30                                  32  (f)
New York State Dormitory Authority
(Series 1)
5.00%                                     07/01/35                        11,850                              12,465
New York State Dormitory Authority
(Series A)
5.00%                                     07/01/25                         2,550                               2,686
New York State Dormitory Authority
(Series B)
5.25%                                     11/15/23                        10,400                              11,183
5.38%                                     07/01/20                         3,695                               4,044  (f)
6.50%                                     08/15/10                         3,490                               3,840
6.50%                                     08/15/10                             5                                   6  (e)
New York State Dormitory Authority
(Series D)
7.00%                                     07/01/09                         3,000                               3,160  (e)
New York State Environmental Facilities
Corp.
5.50%                                     06/15/13                        10,000                              11,134
New York State Urban Development Corp.
5.50%                                     07/01/16                         6,370                               6,506
5.50%                                     07/01/16                           630                                 652  (f)
                                                                                                             136,341

NORTH CAROLINA - 1.2%
Cary NC
5.00%                                     03/01/21                         2,400                               2,577
City of Charlotte NC
5.60%                                     06/01/20                         2,800                               3,045  (f)
City of Charlotte NC (Series C)
5.00%                                     07/01/24                         1,460                               1,546
Mecklenburg County NC (Series B)
4.50%                                     02/01/15                        14,000                              14,448  (f)
                                                                                                              21,616

OHIO - 3.6%
Cleveland-Cuyahoga County Port Authority
(AMBAC Insured)
5.40%                                     12/01/15                         3,500                               3,579  (f,g)
Columbus OH (Series 1)
5.63%                                     11/15/15                         7,310                               7,952  (f)
County of Cuyahoga OH
6.00%                                     01/01/32                        10,000                              11,078
County of Hamilton OH (Series A) (MBIA
Insured)
5.00%                                     12/01/19                         4,250                               4,545  (g)
County of Hamilton OH (Series B) (AMBAC
Insured)
5.25%                                     12/01/32                         7,500                               7,900  (g)
Franklin County OH (Series C)
5.00%                                     05/15/21                         2,685                               2,841
5.25%                                     05/15/24                         1,400                               1,492
Ohio State Higher Educational Facility
Commission
5.20%                                     11/01/26                         9,450                              10,039
Ohio State University (Series A)
5.25%                                     12/01/11                         3,150                               3,400
Ohio State Water Development Authority
5.50%                                     12/01/20                         5,000                               5,523  (f)
State of Ohio (Series A)
4.75%                                     06/15/18                         3,690                               3,837  (f)
Steubenville Oh
6.38%                                     10/01/20                         1,660                               1,817
                                                                                                              64,003

OKLAHOMA - 1.1%
Claremore Public Works Authority (Series
A) (FSA Insured)
5.25%                                     06/01/34                         6,315                               6,804  (g)
Oklahoma Transportation Authority
(Series A) (AMBAC Insured)
5.25%                                     01/01/15                         9,125                               9,838  (g)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                     10/01/22                         2,000                               2,046  (g)
                                                                                                              18,688

OREGON - 0.0%*
State of Oregon
5.88%                                     10/01/18                           575                                 582

PENNSYLVANIA - 3.7%
Montgomery County Higher Education &
Health Authority (AMBAC Insured)
5.00%                                     10/01/09                         2,405                               2,459  (g)
5.10%                                     10/01/10                         2,670                               2,732  (g)
Pennsylvania Industrial Development
Authority (AMBAC Insured)
5.50%                                     07/01/17                         3,100                               3,418  (g)
Pennsylvania State Higher Educational
Facilities Authority
5.50%                                     07/15/38                        10,750                              11,119  (f)
6.00%                                     05/01/30                         5,000                               5,368
Pennsylvania Turnpike Commission (Series
A) (AMBAC Insured)
5.00%                                     12/01/23                         2,125                               2,195  (g)
5.00%                                     12/01/23                         2,875                               2,952  (e,g)
5.25%                                     12/01/32                        12,695                              13,753  (g)
Pittsburgh Public Parking Authority
(AMBAC Insured)
5.35%                                     12/01/10                           520                                 552  (f,g)
5.45%                                     12/01/11                           440                                 469  (f,g)
5.55%                                     12/01/12                         1,015                               1,084  (f,g)
5.60%                                     12/01/13                         1,125                               1,204  (f,g)
5.70%                                     12/01/14                         1,245                               1,336  (f,g)
5.75%                                     12/01/15 - 12/01/16              2,330                               2,505  (f,g)
Southcentral General Authority
5.38%                                     05/15/28                         4,100                               4,440  (f)
5.38%                                     05/15/28                           900                                 963  (e)
State Public School Building Authority
(FSA Insured)
5.25%                                     06/01/27                         8,000                               8,574  (g)
                                                                                                              65,123

PUERTO RICO - 0.2%
Children's Trust Fund
5.75%                                     07/01/20                         3,860                               4,028  (f)

SOUTH CAROLINA - 7.3%
Beaufort County SC (MBIA Insured)
5.50%                                     06/01/17 - 06/01/18              4,150                               4,570  (g)
Berkeley County School District
5.25%                                     12/01/24                        15,000                              15,850
Charleston Educational Excellence
Finance Corp.
5.25%                                     12/01/27 - 12/01/30             24,000                              25,692
City of Greenville SC
5.13%                                     02/01/22                         5,195                               5,508
Greenville County School District
5.25%                                     12/01/21                         2,000                               2,137
5.50%                                     12/01/28                        16,725                              18,560  (f)
Lexington County SC
5.50%                                     11/01/13                         5,000                               5,458
Scago Educational Facilities Corp. (FSA
Insured)
5.00%                                     04/01/20                         2,000                               2,131  (g)
South Carolina Educational Facilities
Authority (Series A)
5.00%                                     10/01/38                         8,000                               8,358
South Carolina State Public Service
Authority (Series B) (FSA Insured)
5.13%                                     01/01/32                        17,000                              17,797  (g)
5.50%                                     01/01/36                         5,000                               5,366  (g)
South Carolina Transportation
Infrastructure Bank (Series A) (MBIA
Insured)
5.50%                                     10/01/30                        11,000                              11,712  (f,g)
South Carolina Transportation
Infrastructure Bank (Series B) (AMBAC
Insured)
5.20%                                     10/01/22                         5,000                               5,320  (g)
                                                                                                             128,459

TENNESSEE - 1.6%
Johnson City Health & Educational
Facilities Board (Series A)
5.50%                                     07/01/36                         5,000                               5,350
Knox County Health Educational & Housing
Facilities Board (FSA Insured)
0.01%                                     01/01/16                        10,000                               6,515  (b,g)
Knox County Health Educational & Housing
Facilities Board (Series B) (MBIA
Insured)
7.25%                                     01/01/09                         4,500                               4,840  (g)
Tennessee Energy Acquisition Corp.
(Series A)
5.25%                                     09/01/23                        10,000                              11,184
                                                                                                              27,889

TEXAS - 5.8%
City of Austin TX
5.38%                                     09/01/16 - 09/01/17             10,350                              10,852  (f)
City of Austin TX (Series A) (AMBAC
Insured)
5.50%                                     11/15/16                         5,450                               6,197  (g)
5.00%                                     08/15/20                         4,675                               4,820  (g)
City of Fort Worth TX
5.00%                                     02/15/18                         2,800                               2,853  (f)
City of Houston (Series B) (FGIC Insured)
5.25%                                     12/01/21                        20,000                              20,574  (f,g)
City of Houston TX (Series A) (FSA
Insured)
5.25%                                     05/15/22                        16,000                              17,356  (g)
City of Houston TX (Series B) (AMBAC
Insured)
5.75%                                     12/01/14                         5,000                               5,568  (f,g)
City of Plano TX
4.88%                                     09/01/19                         1,500                               1,554  (f)
McKinney Independent School District
5.25%                                     02/15/20                         2,000                               2,185
North Central Texas Health Facility
Development Corp.
5.13%                                     05/15/22                         4,500                               4,635
San Antonio Independent School District
(Series A)
5.38%                                     08/15/19 - 08/15/20              6,250                               6,744  (f)
State of Texas
5.00%                                     04/01/35                         5,000                               5,258
Texas State Public Finance Authority
(AMBAC Insured)
5.00%                                     08/01/17                         5,740                               5,809  (f,g)
University of Houston (MBIA Insured)
5.50%                                     02/15/30                         8,000                               8,485  (f,g)
                                                                                                             102,890

UTAH - 0.7%
City of Salt Lake City UT
5.13%                                     06/15/19                         3,715                               3,981
Metropolitan Water District of Salt Lake
& Sandy (Series A) (AMBAC Insured)
5.00%                                     07/01/22 - 07/01/24              6,100                               6,495  (g)
Murray UT (MBIA Insured)
4.75%                                     05/15/20                         2,285                               2,287  (g)
                                                                                                              12,763

VERMONT - 0.1%
University of Vermont & State
Agricultural College (AMBAC Insured)
5.13%                                     10/01/27                         1,000                               1,059  (g)

VIRGINIA - 0.7%
Chesterfield County Industrial
Development Authority
5.88%                                     06/01/17                         3,000                               3,284
City of Norfolk VA (MBIA Insured)
5.88%                                     11/01/20                         1,920                               1,942  (g)
Virginia Commonwealth Transportation
Board (Series A)
5.75%                                     05/15/21                         1,945                               2,070  (f)
Virginia Resources Authority (Series A)
5.13%                                     11/01/34                         5,000                               5,339
                                                                                                              12,635

WASHINGTON - 1.8%
County of King
5.50%                                     12/01/13                           970                               1,084  (e)
5.80%                                     12/01/12                        10,000                              10,454  (f)
County of King WA
5.50%                                     12/01/13                         7,815                               8,682
5.50%                                     12/01/13                         1,215                               1,358  (e)
Seattle Museum Development Authority
5.13%                                     04/01/31                        10,000                              10,670
                                                                                                              32,248

WEST VIRGINIA - 0.3%
West Virginia Housing Development Fund
(Series B)
5.30%                                     05/01/24                         4,000                               4,134
West Virginia Housing Development Fund
(Series C)
5.35%                                     11/01/27                         1,655                               1,714
                                                                                                               5,848

WISCONSIN - 1.0%
State of Wisconsin (Series 1) (AMBAC
Insured)
5.75%                                     07/01/14                         2,990                               3,283  (g)
5.75%                                     07/01/14                         2,010                               2,233  (f,g)
State of Wisconsin (Series A)
5.30%                                     07/01/18                         5,800                               6,155  (f)
Wisconsin State Health & Educational
Facilities Authority (MBIA Insured)
5.25%                                     08/15/27                         5,000                               5,139  (g)
                                                                                                              16,810

TOTAL INVESTMENT IN SECURITIES                                                                             1,745,956
(COST $1,657,851)

                                                                       NUMBER OF
                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.3%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
GEI Short Term Investment Fund
5.49%                                                                 23,831,676                              23,832  (b,d)
(COST $23,832)

TOTAL INVESTMENTS                                                                                          1,769,788
(COST $1,681,683)

LIABLITIES IN EXCESS OF  OTHER ASSETS -                                                                       (5,354)
(0.3)%

                                                                                                          ----------
NET ASSETS - 100.0%                                                                                       $1,764,434
                                                                                                          ==========




NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2006 (unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $695; $3,874; $12,420; and $32,522; or 0.20%, 1.42%, 0.70% and 8.81% of net
     assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(f) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(g) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2006(as a percentage of net assets) as follows:

         AMBAC             15.03%

         MBIA              10.68%

         FSA               15.50%

         FGIC               5.14%



+    Percentages are based on net assets as of September 30, 2006.

*    Less than 0.1%



            Abbreviations:

AMBAC       AMBAC Indemnity Corporation

FGIC        Financial Guaranty Insurance Corporation

FSA         Financial Security Assurance

GDR         Global Depositary Receipt

MBIA        Municipal Bond Investors Assurance Corporation


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 29, 2006